Commitments and Contingencies - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Flemington Lease	Dec. 31, 2012 Flemington Lease	Aug. 04, 2011 Flemington Lease sqft acre
Commitments And Contingencies Disclosure [Line Items]
Deposits Assets, Noncurrent	$ 10,455	$ 10,455
Area of Land					4,168
Capital Leases, Future Minimum Payments, Net Minimum Payments, Total			80,550
Operating Leases, Rent Expense			81,081	85,362
Purchase Commitment, Remaining Minimum Amount Committed		$ 13,000,000